Annual Total Returns (Vanguard Short-Term Investment-Grade Fund - Institutional Shares Institutional) (Vanguard Short-Term Investment-Grade Fund, Vanguard Short-Term Investment-Grade Fund - Institutional Shares)
12 Months Ended
Jan. 31, 2013
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Annual Total Return
2012	4.66%
2011	2.06%
2010	5.37%
2009	14.21%
2008	(4.61%)
2007	6.01%
2006	5.14%
2005	2.34%
2004	2.21%
2003	4.32%